Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related party transactions
Costs and expenses allocated from SINA	$ 25,703,000	$ 24,678,000	$ 42,360,000
Interest expense on amount due to SINA	0	0	2,838,000
Repayment of amount due to SINA		2,863,000	269,042,000
Related party outstanding balance:
Due to related parties		12,188,000
SINA
Related party transactions
Revenue billed through SINA	39,285,000	22,114,000	4,057,000
Deemed contribution from SINA			61,176,000
Costs and expenses allocated from SINA	25,703,000	24,678,000	42,360,000
Interest expense on amount due to SINA			2,838,000
Repayment of amount due to SINA		2,863,000	276,614,000
Other costs and expenses billed by SINA	20,300,000	29,400,000	15,100,000
Related party outstanding balance:
Accounts receivable due from related parties	18,565,000
Due to related parties		12,188,000
SINA | Transfer of Equity Interest in Weibo Funds
Related party transactions
Legal transfer of investee and recognition of due to SINA			22,565,000
Alibaba
Related party transactions
Advertising and marketing revenues from related party	57,908,000	143,650,000	107,587,000
Deemed contribution from Alibaba			15,300,000
Services provided by Alibaba	13,988,000	4,515,000	128,000
Related party outstanding balance:
Accounts receivable due from related parties	24,293,000	54,052,000
Alibaba | Strategic cooperation with Alibaba
Related party transactions
Advertising and marketing revenues from related party		137,400,000	107,600,000
Other related parties
Related party transactions
Advertising and marketing revenues from related party	45,600,000	29,200,000	27,600,000
Related party outstanding balance:
Other revenues from related party	600,000	2,100,000	1,500,000
Amount of promotional services from related parties	10,600,000	7,800,000	$ 11,200,000
Due from related parties	30,100,000	33,900,000
Due to related parties	$ 9,300,000	$ 8,000,000